CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenues
Total revenues	¥ 173,827,382	$ 27,277,309	¥ 141,736,152	¥ 154,786,128
Costs and expenses
Cost of revenues	(156,863,229)	(24,615,264)	(125,824,104)	(139,664,754)
Operations and support	(7,525,398)	(1,180,899)	(4,695,716)	(4,077,917)
Sales and marketing	(16,961,328)	(2,661,602)	(11,136,486)	(7,494,528)
Research and development	(9,414,646)	(1,477,363)	(6,316,802)	(5,347,420)
General and administrative	(28,715,206)	(4,506,043)	(7,550,986)	(6,214,886)
Impairment of goodwill and intangible assets	(2,789,321)	(437,705)
Total costs and expenses	(222,269,128)	(34,878,876)	(155,524,094)	(162,799,505)
Loss from operations	(48,441,746)	(7,601,567)	(13,787,942)	(8,013,377)
Interest income	818,522	128,444	1,228,580	1,361,129
Interest expense	(277,596)	(43,561)	(136,347)	(70,317)
Investment income (loss), net	(167,121)	(26,225)	2,833,334	(476,347)
Impairment loss for equity investments accounted for using Measurement Alternative | ¥			(1,022,098)	(1,450,840)
Loss from equity method investments, net	(475,851)	(74,671)	(1,057,427)	(979,177)
Other income (loss), net	(624,466)	(97,992)	1,031,160	(452,120)
Loss before income taxes	(49,168,258)	(7,715,572)	(10,910,740)	(10,081,049)
Income tax benefits (expenses)	(166,320)	(26,099)	303,202	348,008
Net loss	(49,334,578)	(7,741,671)	(10,607,538)	(9,733,041)
Less: Net income (loss) attributable to non controlling interest shareholders	9,086	1,426	(93,040)	(4,582)
Net loss attributable to DiDi Global Inc.	(49,343,664)	(7,743,097)	(10,514,498)	(9,728,459)
Accretion of convertible redeemable noncontrolling interests to redemption value	(687,617)	(107,902)	(165,047)
Deemed dividends to preferred shareholders upon repurchases of convertible preferred shares | ¥			(872)
Net loss attributable to ordinary shareholders of DiDi Global Inc.	(50,031,281)	(7,850,999)	(10,680,417)	(9,728,459)
Other comprehensive income (loss):
Foreign currency translation adjustments, net of tax of nil	(1,593,734)	(250,092)	(5,926,301)	1,225,463
Share of other comprehensive income (loss) of equity method investees	(4,811)	(755)	190	895
Total other comprehensive income (loss)	(1,598,545)	(250,847)	(5,926,111)	1,226,358
Total comprehensive loss	(50,933,123)	(7,992,518)	(16,533,649)	(8,506,683)
Less: comprehensive income (loss) attributable to noncontrolling interest shareholders	9,086	1,426	(93,040)	(4,582)
Comprehensive loss attributable to DiDi Global Inc.	(50,942,209)	(7,993,944)	(16,440,609)	(8,502,101)
Accretion of convertible redeemable noncontrolling interests to redemption value	(687,617)	(107,902)	(165,047)
Deemed dividends to preferred shareholders upon repurchases of convertible preferred shares | ¥			(872)
Comprehensive loss attributable to ordinary shareholders of DiDi Global Inc.	¥ (51,629,826)	$ (8,101,846)	¥ (16,606,528)	¥ (8,502,101)
Weighted average number of ADS used in computing net loss per ADS
- Basic	657,996,437	657,996,437	106,694,420	100,684,581
- Diluted	657,996,437	657,996,437	106,694,420	100,684,581
Net loss per share attributable to ordinary shareholders
- Basic | (per share)	¥ (76.04)	$ (11.93)	¥ (100.10)	¥ (96.62)
- Diluted | (per share)	¥ (76.04)	$ (11.93)	¥ (100.10)	¥ (96.62)
ADS
Weighted average number of ADS used in computing net loss per ADS
- Basic	2,631,985,748	2,631,985,748	426,777,680	402,738,324
- Diluted	2,631,985,748	2,631,985,748	426,777,680	402,738,324
Net loss per share attributable to ordinary shareholders
- Basic | (per share)	¥ (19.01)	$ (2.98)	¥ (25.03)	¥ (24.16)
- Diluted | (per share)	¥ (19.01)	$ (2.98)	¥ (25.03)	¥ (24.16)
China Mobility
Revenues
Total revenues	¥ 160,520,747	$ 25,189,208	¥ 133,645,113	¥ 147,939,618
International
Revenues
Total revenues	3,622,366	568,428	2,333,113	1,974,723
Other Initiatives
Revenues
Total revenues	¥ 9,684,269	$ 1,519,673	¥ 5,757,926	¥ 4,871,787